Employee Termination and Other Charges	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Restructuring Cost and Reserve [Line Items]
Employee Termination and Other Charges
Note 15. Employee Termination and Other Charges
Business Realignment
The Company periodically incurs charges to realign its operations with anticipated market demand, primarily consisting of organization rationalization designed to streamline its business, reduce its cost structure and focus its resources. The Company has taken actions to reduce the amount of capital invested in facilities, including the sale-leaseback of its facility in Milpitas, California, in September 2023, as discussed in Note 11,
Leases and Other Commitments
of the Notes to Condensed Consolidated Financial Statements.
The Company recorded the following net charges related to these actions for the periods presented:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Employee termination benefits	$2	$14
Contract termination and other	3	2
Gain on sale-leaseback of facility	—	(60)

Total employee termination and other charges	$5	$(44)

The termination benefits accrual balance as of
March
28, 2025 and the periodic activity during the three and nine months ended March 28,
2025
were not material.

The Flash Business of Western Digital Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Employee Termination and Other Charges
Note 13. Employee Termination, Asset Impairment and Other
Business Realignment
The Business periodically incurs charges to realign its operations with anticipated market demand, primarily consisting of organization rationalization designed to streamline its business, reduce its cost structure and focus its resources. The Business may also record credits related to gains upon the sale of property in connection with these activities. The Business recognized a loss of $5 million related to asset impairment and other charges and a gain of $60 million related to the sale and leaseback of the Milpitas facility for the fiscal year ended June 28, 2024, a loss of $1 million on the disposal of assets associated with these activities for the fiscal year ended June 30, 2023, and a gain of $9 million related to business divestitures partially offset by a $3 million loss on the disposal of assets associated with these activities for the fiscal year ended July 1, 2022.
The Business recorded the following charges related to these actions:

	2024	2023	2022
	(in millions)
Employee termination benefits	$15	$68	$22
Other charges (gains):
Asset impairments and other charges (gains)	5	1	(6)
Gain on sale-leaseback of facility (see Note 10)	(60)	—	—

Total employee termination, asset impairment and other	$(40)	$69	$16

The following table presents an analysis of the components of the activity against the reserve, which consisted entirely of employee termination benefits, during the year ended June 28, 2024.

Employee Termination Benefits
(in millions)
Accrual balance at June 30, 2023	$3
Charges	15
Cash payments	$(18)

Accrual balance at June 28, 2024	$—